Impairment charges and expected credit losses - Elevation Gold (Details) $ in Thousands	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) item	Mar. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) item	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Impairment of Streams, Royalties and other interests
Acquisition of loans receivables		$ 7,754		$ 8,833	$ 14,639	$ 17,333
Loans receivable		1,708			1,708		$ 27,976
Expected credit losses					0		9,723
Impairment charge		$ 141,771		$ 0	$ 148,034	$ 0
Elevation Gold
Impairment of Streams, Royalties and other interests
Loans receivable			$ 30,700
Expected credit losses			16,600				9,700
Elevation Gold
Impairment of Streams, Royalties and other interests
Mineral interest impairment charges			$ 0
Number of royalty holder filing a claim | item		1			1
Recoverable amount		$ 0			$ 0
Impairment charge					40,100
Moss
Impairment of Streams, Royalties and other interests
Silver stream acquisition (as a percent)	100.00%
Mineral interest impairment charges		$ 18,688			$ 18,688
Loan receivable - Elevation
Impairment of Streams, Royalties and other interests
Acquisition of loans receivables	$ 10,200
Loans receivable							17,700
Promissory and demand notes receivable - Elevation
Impairment of Streams, Royalties and other interests
Loans receivable							$ 6,500